Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Loan transactions with directors, including their affiliates, and executive officers
A summary of loan transactions with directors, including their affiliates, and executive officers follows:

	For the Years Ended December 31,		For the Nine Months Ended December 31,
	2014	2013	2012
Balance, Beginning of Period	$230,722	$273,330	$315,338
New Loans	1,116	10,956	5,364
Less Loan Payments	29,641	53,564	47,372
Balance, End of Period	$202,197	$230,722	$273,330